Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill Text Block [Abstract]
Schedule of goodwill
	2022	2021
Balance as of January 1	$6,803	$6,863
Effect of movements in foreign exchange	(174)	(60)
Impairment losses	$(838)	$—
Balance as of December 31	$5,791	$6,803

Schedule of key assumptions and inputs used to extrapolate cash flow projections
	Procaps S.A. de C.V.		Biokemical S.A. de C.V.		Rymco
	2022	2021	2022	2021	2022	2021
Post-Tax Discount Rate	16.5%	12.2%	16.5%	13.3%	17.5%	11.5%
No. of years used In projection (In Years)	6	6	6	6	5	5
Fixed annual growth rate[1]	3%	1%	3%	1%	3.0%	3.1%
Average sales growth rate	15.0%	6.2%	12.6%	3.8%	(3.5)%	11.6%
Average gross margin[2]	52.6%	49%	41.2%	41.4%	27.9%	18%
Expected market share[3]	6.5%	6.2%	7.5%	3.8%	18.1%	19.9%

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.
[3]	Management considers that the planned growth of market share for the next five to eight years is reasonably achievable.